Financial Instrument Risk Management - Maturity Analysis, Other Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	$ 40,331	$ 39,462
Contractual capital commitments	4,909	5,070
Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	22,559	21,751
Contractual capital commitments	39	1,134
1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	4,263	3,571
Contractual capital commitments	1,199	1,202
3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,826	2,871
Contractual capital commitments	915	375
Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	10,683	11,269
Contractual capital commitments	2,756	2,359
Investment contract liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	11,415	10,648
Investment contract liabilities | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	5,728	5,581
Investment contract liabilities | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,518	2,037
Investment contract liabilities | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,442	1,421
Investment contract liabilities | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,727	1,609
Senior debentures and unsecured financing
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,936	2,957
Senior debentures and unsecured financing | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,347	2,353
Senior debentures and unsecured financing | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	28	28
Senior debentures and unsecured financing | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	28	28
Senior debentures and unsecured financing | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	533	548
Subordinated debt
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	8,360	8,896
Subordinated debt | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	204	208
Subordinated debt | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	410	416
Subordinated debt | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	554	416
Subordinated debt | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	7,192	7,856
Bond repurchase agreements
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,705	2,725
Bond repurchase agreements | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,705	2,725
Bond repurchase agreements | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Bond repurchase agreements | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Bond repurchase agreements | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Accounts payable and accrued expenses
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	8,665	8,080
Accounts payable and accrued expenses | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	8,665	8,080
Accounts payable and accrued expenses | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Accounts payable and accrued expenses | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Accounts payable and accrued expenses | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Lease liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,269	1,000
Lease liabilities | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	188	168
Lease liabilities | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	319	297
Lease liabilities | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	228	211
Lease liabilities | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	534	324
Secured borrowings from mortgage securitization
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,286	2,373
Secured borrowings from mortgage securitization | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	306	87
Secured borrowings from mortgage securitization | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	885	767
Secured borrowings from mortgage securitization | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	560	757
Secured borrowings from mortgage securitization | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	535	762
Borrowed funds
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	365	444
Borrowed funds | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	86	210
Borrowed funds | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	103	26
Borrowed funds | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	14	38
Borrowed funds | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	162	170
Credit facilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,330	2,339
Credit facilities | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,330	2,339
Credit facilities | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Credit facilities | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Credit facilities | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Contractual loans, equities and mortgages
Disclosure of financial liabilities [line items]
Contractual capital commitments	4,909	5,070
Contractual loans, equities and mortgages | Due in 1 year or less
Disclosure of financial liabilities [line items]
Contractual capital commitments	39	1,134
Contractual loans, equities and mortgages | 1 Year to 3 Years
Disclosure of financial liabilities [line items]
Contractual capital commitments	1,199	1,202
Contractual loans, equities and mortgages | 3 Years to 5 Years
Disclosure of financial liabilities [line items]
Contractual capital commitments	915	375
Contractual loans, equities and mortgages | Over 5 Years
Disclosure of financial liabilities [line items]
Contractual capital commitments	$ 2,756	$ 2,359